CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity [Member]	Share Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2016	$ 1,383,185	$ 24,908,762	$ 0	$ 259,320	$ (23,784,897)
Net loss for the year	(2,639,428)	0	0	0	(2,639,428)
Exchange differences arising on translation of foreign operations	58,802	0	0	58,802	0
Total comprehensive loss for the year	(2,580,626)	0	0	58,802	(2,639,428)
Issue of shares	3,840,034	3,840,034	0	0	0
Share issue costs	(236,003)	(236,003)	0	0	0
Share based payments	861,973	0	861,973	0	0
Balances at Jun. 30, 2017	3,268,563	28,512,793	861,973	318,122	(26,424,325)
Net loss for the year	(9,957,817)	0	0	0	(9,957,817)
Exchange differences arising on translation of foreign operations	(249,205)	0	0	(249,205)	0
Total comprehensive loss for the year	(10,207,022)	0	0	(249,205)	(9,957,817)
Issue of shares	12,304,000	12,304,000	0	0	0
Exercise of options	187,525	324,271	(136,746)	0	0
Share issue costs	(657,716)	(657,716)	0	0	0
Share based payments	1,172,164	0	1,172,164	0	0
Balances at Jun. 30, 2018	6,067,514	40,483,348	1,897,391	68,917	(36,382,142)
Net loss for the year	(9,822,626)	0	0	0	(9,822,626)
Exchange differences arising on translation of foreign operations	(366,083)	0	0	(366,083)	0
Total comprehensive loss for the year	(10,188,709)	0	0	(366,083)	(9,822,626)
Issue of shares	8,831,759	8,831,759	0	0	0
Conversion of performance rights	0	48,465	(48,465)	0	0
Share issue costs	(509,865)	(509,865)	0	0	0
Share based payments	438,375	0	438,375	0	0
Balances at Jun. 30, 2019	$ 4,639,074	$ 48,853,707	$ 2,287,301	$ (297,166)	$ (46,204,768)